UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

OAK ASSOCIATES FUNDS

SEMI-ANNUAL REPORT
April 30, 2021

White Oak Select Growth Fund	WOGSX
Pin Oak Equity Fund	POGSX
Rock Oak Core Growth Fund	RCKSX
River Oak Discovery Fund	RIVSX
Red Oak Technology Select Fund	ROGSX
Black Oak Emerging Technology Fund	BOGSX
Live Oak Health Sciences Fund	LOGSX

TABLE of CONTENTS

Performance Update	1

White Oak Select Growth Fund	1

Pin Oak Equity Fund	2

Rock Oak Core Growth Fund	3

River Oak Discovery Fund	4

Red Oak Technology Select Fund	5

Black Oak Emerging Technology Fund	6

Live Oak Health Sciences Fund	7

Important Disclosures	8

Disclosure of Fund Expenses	11

Financial Statements

Schedules of Investments	13

Statements of Assets & Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	38

Financial Highlights	44

Notes to Financial Statements	48

White Oak Select Growth Fund	Performance Update
All data below As of April 30, 2021 (Unaudited)

Fund Data
Ticker	WOGSX
Share Price	$134.67
Total Net Assets	$435.4M
Portfolio Turnover	—%

Sector Allocation^
Technology	24.5%
Communications	19.2%
Health Care	18.5%
Consumer Discretionary	17.9%
Financials	17.0%
Real Estate	2.6%
Cash & Other Assets	0.3%
Top 10 Holdings^
1	Alphabet, Inc.	14.5%
2	Amazon.com, Inc.	12.5%
3	Charles Schwab Corp. (The)	7.1%
4	Cisco Systems, Inc.	5.7%
5	JPMorgan Chase & Co.	5.5%
6	KLA Corp.	5.5%
7	Lowe’s Cos., Inc.	5.4%
8	Xilinx, Inc.	5.1%
9	Facebook, Inc. - Class A	4.8%
10	Amgen, Inc.	4.5%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
White Oak Select Growth Fund	43.69%	17.08%	18.14%	13.45%
S&P 500® Total Return Index[1]	45.98%	18.67%	17.42%	14.17%
Lipper Large-Cap Core Funds Average[2]	44.83%	17.21%	16.06%	12.75%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2021): 0.93%

Gross/Net Expense Ratio (as of the six months ended April 30, 2021): 0.90%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	1

Pin Oak Equity Fund	Performance Update
All data below As of April 30, 2021 (Unaudited)

Fund Data
Ticker	POGSX
Share Price	$90.03
Total Net Assets	$197.4M
Portfolio Turnover	6%

Sector Allocation^
Consumer Discretionary	28.3%
Health Care	20.8%
Communications	19.1%
Technology	18.1%
Financials	12.9%
Cash & Other Assets	0.8%
Top 10 Holdings^
1	Alphabet, Inc.	15.1%
2	Amazon.com, Inc.	9.0%
3	Charles Schwab Corp. (The)	7.3%
4	KLA Corp.	5.6%
5	Gentex Corp.	5.2%
6	eBay, Inc.	4.5%
7	DraftKings, Inc. - Class A	4.0%
8	Facebook, Inc.- Class A	3.9%
9	Illumina, Inc.	3.9%
10	Visa, Inc. - Class A	3.7%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Pin Oak Equity Fund	43.30%	14.42%	15.99%	13.27%
Morningstar US Market Index[1]	50.06%	19.03%	17.71%	14.11%
Lipper Multi-Cap Core Funds Average[2]	48.67%	15.86%	15.33%	12.12%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2021): 0.95%

Gross/Net Expense Ratio (as of the six months ended April 30, 2021): 0.92%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Morningstar, Inc. is the source and owner of the Morningstar Classification data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

2	Semi-Annual Report | April 30, 2021

Rock Oak Core Growth Fund	Performance Update
All data below As of April 30, 2021 (Unaudited)

Fund Data
Ticker	RCKSX
Share Price	$18.88
Total Net Assets	$13.0M
Portfolio Turnover	2%

Sector Allocation^
Technology	28.3%
Consumer Discretionary	22.1%
Health Care	17.5%
Industrials	8.9%
Financials	7.0%
Materials	3.7%
Real Estate	2.5%
Energy	2.3%
Communications	1.5%
Cash & Other Assets	6.2%
Top 10 Holdings^
1	Seagate Technology PLC	5.7%
2	Ubiquiti Networks, Inc.	5.6%
3	Hartford Financial Services Group, Inc. (The)	4.9%
4	Jazz Pharmaceuticals PLC	4.6%
5	DraftKings, Inc. - Class A	4.3%
6	F5 Networks, Inc.	4.1%
7	PulteGroup, Inc.	4.0%
8	Thor Industries, Inc.	3.8%
9	Colfax Corp.	3.8%
10	Carlisle Cos., Inc.	3.7%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Rock Oak Core Growth Fund	42.93%	10.29%	15.88%	10.03%
Morningstar US Mid-Cap Index[1]	60.28%	17.33%	16.38%	13.19%
Lipper Multi-Cap Core Funds Average[2]	48.67%	15.86%	15.33%	12.12%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2021): 1.57%/1.25%

Gross/Net Expense Ratio (as of the six months ended April 30, 2021): 1.42%/1.25%

The Adviser has contractually agreed for a period of one year from February 28, 2021, the date of the Fund’s Propsectus, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Morningstar, Inc. is the source and owner of the Morningstar Classification data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	3

River Oak Discovery Fund	Performance Update
All data below As of April 30, 2021 (Unaudited)

Fund Data
Ticker	RIVSX
Share Price	$20.03
Total Net Assets	$22.3M
Portfolio Turnover	15%

Sector Allocation^
Technology	40.8%
Financials	18.5%
Consumer Discretionary	14.7%
Industrials	11.3%
Communications	4.5%
Consumer Staples	3.0%
Cash & Other Assets	7.2%
Top 10 Holdings^
1	Kulicke & Soffa Industries, Inc.	5.0%
2	M/I Homes, Inc.	4.5%
3	Silicon Motion Technology Corp. - ADR	4.4%
4	AllianceBernstein Holding LP	4.2%
5	Ambarella, Inc.	4.1%
6	Advanced Energy Industries, Inc.	4.0%
7	Cohu, Inc.	3.9%
8	Taylor Morrison Home Corp.	3.8%
9	Artisan Partners Asset Management, Inc. - Class A	3.7%
10	Cirrus Logic, Inc.	3.4%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
River Oak Discovery Fund	77.18%	18.63%	16.17%	10.34%
Morningstar US Small-Cap Index[1]	72.55%	14.83%	14.96%	11.45%
Lipper Small-Cap Core Funds Average[2]	72.17%	12.48%	13.46%	10.25%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2021): 1.45%/1.25%

Gross/Net Expense Ratio (as of the six months ended April 30, 2021): 1.25%/1.23%

The Adviser has contractually agreed until at least February 28, 2022, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Morningstar, Inc. is the source and owner of the Morningstar Classification data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

4	Semi-Annual Report | April 30, 2021

Red Oak Technology Select Fund	Performance Update
All data below As of April 30, 2021 (Unaudited)

Fund Data
Ticker	ROGSX
Share Price	$41.37
Total Net Assets	$663.8M
Portfolio Turnover	—%

Sector Allocation^
Technology	68.1%
Communications	16.7%
Consumer Discretionary	10.8%
Real Estate	2.4%
Cash & Other Assets	2.0%
Top 10 Holdings^
1	Alphabet, Inc.	9.7%
2	Apple, Inc.	8.8%
3	Amazon.com, Inc.	8.0%
4	Facebook, Inc. - Class A	7.0%
5	Microsoft Corp.	6.0%
6	KLA Corp.	5.0%
7	Oracle Corp.	4.7%
8	Intel Corp.	4.7%
9	Cisco Systems, Inc.	4.4%
10	Skyworks Solutions, Inc.	4.0%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Red Oak Technology Select Fund	43.97%	21.60%	25.57%	18.13%
S&P 500 Equal Weight Information Technology Index[1]	54.04%	24.47%	27.11%	18.52%
Lipper Science & Technology Funds Average[2]	66.70%	27.43%	28.01%	17.29%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2021): 0.94%

Gross/Net Expense Ratio (as of the six months ended April 30, 2021): 0.91%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	5

Black Oak Emerging Technology Fund	Performance Update
All data below As of April 30, 2021 (Unaudited)

Fund Data
Ticker	BOGSX
Share Price	$8.43
Total Net Assets	$62.9M
Portfolio Turnover	—%

Sector Allocation^
Technology	70.9%
Communications	7.6%
Energy	6.2%
Consumer Discretionary	5.7%
Industrials	3.1%
Health Care	2.9%
Cash & Other Assets	3.6%
Top 10 Holdings^
1	SolarEdge Technologies, Inc.	6.2%
2	Kulicke & Soffa Industries, Inc.	4.5%
3	Lam Research Corp.	4.2%
4	Apple, Inc.	4.2%
5	Tencent Holdings Ltd. - ADR	4.1%
6	KLA Corp.	3.8%
7	Cohu, Inc.	3.8%
8	Fortinet, Inc.	3.6%
9	Ambarella, Inc.	3.4%
10	Perficient, Inc.	3.3%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Black Oak Emerging Technology Fund	72.98%	26.03%	24.22%	13.37%
S&P 500 Equal Weight Information Technology Index[1]	54.04%	24.47%	27.11%	18.52%
Lipper Science & Technology Funds Average[2]	66.70%	27.43%	28.01%	17.29%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2021): 1.12%

Gross/Net Expense Ratio (as of the six months ended April 30, 2021): 1.01%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

6	Semi-Annual Report | April 30, 2021

Live Oak Health Sciences Fund	Performance Update
All data below As of April 30, 2021 (Unaudited)

Fund Data
Ticker	LOGSX
Share Price	$21.00
Total Net Assets	$52.9M
Portfolio Turnover	12%

Sector Allocation^
Health Care	99.4%
Cash & Other Assets	0.6%
Top 10 Holdings^
1	Charles River Laboratories International, Inc.	6.5%
2	UnitedHealth Group, Inc.	5.9%
3	Cigna Corp.	5.9%
4	United Therapeutics Corp.	5.2%
5	McKesson Corp.	5.0%
6	Medtronic PLC	4.6%
7	Amgen, Inc.	4.6%
8	Alcon, Inc.	4.1%
9	Anthem, Inc.	3.9%
10	Jazz Pharmaceuticals PLC	3.8%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Live Oak Health Sciences Fund	21.16%	11.02%	8.56%	11.39%
S&P 500® Health Care Index[1]	23.70%	16.12%	13.84%	15.33%
Lipper Health & Biotechnology Funds Average[2]	34.47%	16.98%	15.51%	15.09%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2021): 1.03%

Gross/Net Expense Ratio (as of the six months ended April 30, 2021): 1.02%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	7

Important Disclosures
All data below As of April 30, 2021 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

Lipper, a Thomson Reuters Company, is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Lipper Health & Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in health care, medicine, and biotechnology.

Lipper Large-Cap Core Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Core Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Core Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Oak Associates Funds (the “Funds) are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Funds or any member of the public regarding the advisability of investing in equity securities generally or in the Funds in particular or the ability of the Funds to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUNDS OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index

Morningstar U.S. Market Index – Measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

8	Semi-Annual Report | April 30, 2021

Important Disclosures
All data below As of April 30, 2021 (Unaudited)

Morningstar U.S. Mid-Cap Index – Tracks the performance of U.S. mid-cap stocks that fall between 70th and 90th percentile in market capitalization of the investable universe. In aggregate the Mid-Cap Index represents 20 percent of the investable universe.

Morningstar U.S. Small-Cap Index – Measures the performance of U.S. small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small-Cap Index represents 7 percent of the investable universe. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

S&P 500 Index – is a commonly-recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

S&P 500 Equal Weight Information Technology Index – The S&P 500® Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P 500® Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500® Index.

S&P 500 Health Care Index – The S&P 500® Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500 Total Return Index – The S&P 500® Total Return Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Investment Definitions

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices. Smart beta emphasizes capturing investment factors of market inefficiencies in a rules-based and transparent way.

Correlation is a statistic that measures the degree to which two securities move in relation to each other.

The P/E is the ratio for valuing a company that measures its current share price relative to its per share earnings. The price-earnings ratio can be calculated as market value per share divided by earnings per share.

1-888-462-5386 | www.oakfunds.com	9

Important Disclosures
All data below As of April 30, 2021 (Unaudited)

Book value of an asset is the value at which the asset is carried on a balance sheet and calculated by taking the cost of an asset minus the accumulated depreciation. Book value is also the net asset value of a company, calculated as total assets minus intangible assets and liabilities.

Free cash flow yield is an overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price per share. The ratio is calculated by taking the free cash flow per share divided by the share price.

10	Semi-Annual Report | April 30, 2021

Disclosure of Fund Expenses
As of April 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The first line of the table for each Fund provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

1-888-462-5386 | www.oakfunds.com	11

Disclosure of Fund Expenses
As of April 30, 2021 (Unaudited)

		Ending
	Beginning	Account
	Account Value	Value	Annualized	Expenses
	November 1,	April 30,	Expense	Paid During
	2020	2021	Ratio	Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,288.50	0.90%	$5.09
Hypothetical 5% Return	$1,000.00	$1,020.35	0.90%	$4.49
Pin Oak Equity Fund
Actual Return	$1,000.00	$1,327.70	0.92%	$5.30
Hypothetical 5% Return	$1,000.00	$1,020.24	0.92%	$4.60
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$1,311.10	1.25%	$7.16
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26
River Oak Discovery Fund
Actual Return	$1,000.00	$1,514.30	1.23%	$7.68
Hypothetical 5% Return	$1,000.00	$1,018.68	1.23%	$6.17
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,272.80	0.91%	$5.15
Hypothetical 5% Return	$1,000.00	$1,020.26	0.91%	$4.58
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,384.90	1.01%	$5.98
Hypothetical 5% Return	$1,000.00	$1,019.78	1.01%	$5.06
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,243.10	1.02%	$5.67
Hypothetical 5% Return	$1,000.00	$1,019.74	1.02%	$5.11

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12	Semi-Annual Report | April 30, 2021

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS — 99.68%
COMMUNICATIONS — 19.24%
Internet Media & Services — 19.24%
Alphabet, Inc. - Class A(a)	11,750	$27,653,625
Alphabet, Inc. - Class C(a)	14,695	35,416,713
Facebook, Inc. - Class A(a)	63,650	20,691,342
		83,761,680
CONSUMER DISCRETIONARY — 17.89%
E-Commerce Discretionary — 12.51%
Amazon.com, Inc.(a)	15,705	54,455,831

Retail - Discretionary — 5.38%
Lowe’s Cos., Inc.	119,390	23,430,287

FINANCIALS — 17.03%
Asset Management — 7.10%
Charles Schwab Corp. (The)	439,100	30,912,640

Banking — 5.50%
JPMorgan Chase & Co.	155,565	23,927,453

Institutional Financial Services — 0.81%
State Street Corp.	42,200	3,542,690

Insurance — 3.62%
Chubb Ltd.	91,890	15,767,405

HEALTH CARE — 18.46%
Biotech & Pharma — 10.00%
Amgen, Inc.(b)	82,460	19,760,715
Novartis AG - ADR	134,060	11,427,274
Pfizer, Inc.	305,700	11,815,305
Viatris, Inc.	41,653	553,985
		43,557,279

Health Care Facilities & Services — 2.92%
Laboratory Corp. of America Holdings(a)	47,770	12,700,610

1-888-462-5386 | www.oakfunds.com	13

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

Medical Equipment & Devices — 5.54%
Alcon, Inc.(a)(b)	138,000	$10,409,340
Zimmer Biomet Holdings, Inc.	77,390	13,710,412
		24,119,752

REAL ESTATE — 2.60%
REIT — 2.60%
Digital Realty Trust, Inc.(b)	73,490	11,340,242

TECHNOLOGY — 24.46%
Semiconductors — 14.53%
KLA Corp.	75,835	23,914,567
QUALCOMM, Inc.	122,300	16,975,240
Xilinx, Inc.	174,905	22,380,844
		63,270,651

Software — 2.35%
Salesforce.com, Inc.(a)	44,375	10,220,450

Technology Hardware — 5.73%
Cisco Systems, Inc.	490,000	24,945,900

Technology Services — 1.85%
Cognizant Technology Solutions Corp. - Class A	100,000	8,040,000

TOTAL COMMON STOCKS (Cost $191,114,858)		433,992,870

14	Semi-Annual Report | April 30, 2021

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2021 (Unaudited)

	Shares or	Fair
	Principal ($)	Value

SHORT-TERM INVESTMENTS — 3.77%
REPURCHASE AGREEMENTS — 0.39%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.01%, dated 4/30/2021 and maturing 5/3/2021, collateralized by U.S. Treasury Securities with rates ranging from 1.75% to 3.38% and maturity dates ranging from 2/15/2022 to 5/15/2044 with a par value of $1,695,014 and a collateral value of $1,743,918	1,709,718	$1,709,718

COLLATERAL FOR SECURITIES LOANED — 3.38%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%(c)	14,716,290	14,716,290

TOTAL SHORT-TERM INVESTMENTS (Cost $16,426,008)		16,426,008

TOTAL INVESTMENTS — 103.45% (Cost $207,540,866)		450,418,878

Liabilities in Excess of Other Assets — (3.45)%		(15,037,643)

NET ASSETS — 100.00%		$435,381,235

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $ 14,514,659.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	15

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS — 99.22%
COMMUNICATIONS — 19.08%
Internet Media & Services — 19.08%
Alphabet, Inc. - Class A(a)	2,985	$7,025,197
Alphabet, Inc. - Class C(a)	9,489	22,869,629
Facebook, Inc. - Class A(a)	23,900	7,769,412
		37,664,238
CONSUMER DISCRETIONARY — 28.29%
Automotive — 5.21%
Gentex Corp.	292,500	10,290,150

E-Commerce Discretionary — 13.53%
Amazon.com, Inc.(a)	5,120	17,753,190
eBay, Inc.	160,500	8,954,295
		26,707,485
Home Construction — 5.57%
M/I Homes, Inc.(a)	103,901	7,243,978
Taylor Morrison Home Corp.(a)	120,000	3,745,200
		10,989,178
Leisure Facilities & Services — 3.98%
DraftKings, Inc. - Class A(a)(b)	138,555	7,850,526

FINANCIALS — 12.94%
Asset Management — 7.32%
Charles Schwab Corp. (The)	205,351	14,456,710

Institutional Financial Services — 2.55%
Bank of New York Mellon Corp. (The)	100,745	5,025,161

Insurance — 3.07%
Assurant, Inc.	38,900	6,052,840

HEALTH CARE — 20.77%
Biotech & Pharma — 5.56%
Amgen, Inc.	18,500	4,433,340
Gilead Sciences, Inc.	37,085	2,353,785
GlaxoSmithKline PLC - ADR(b)	111,760	4,173,118
		10,960,243

16	Semi-Annual Report | April 30, 2021

Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

Health Care Facilities & Services — 4.47%
McKesson Corp.	36,500	$6,845,940
Quest Diagnostics, Inc.	15,000	1,978,200
		8,824,140
Medical Equipment & Devices — 10.74%
Illumina, Inc.(a)	19,655	7,721,270
Intuitive Surgical, Inc.(a)	8,040	6,954,600
Medtronic PLC	49,845	6,525,708
		21,201,578

TECHNOLOGY — 18.14%
Semiconductors — 5.63%
KLA Corp.	35,275	11,123,971

Technology Services — 12.51%
Amdocs Ltd.	81,587	6,260,987
Paychex, Inc.	43,649	4,255,341
PayPal Holdings, Inc.(a)	26,230	6,879,867
Visa, Inc. - Class A(b)	31,220	7,291,743
		24,687,938

TOTAL COMMON STOCKS (Cost $102,055,383)		195,834,158

1-888-462-5386 | www.oakfunds.com	17

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

	Shares or	Fair
	Principal ($)	Value

SHORT-TERM INVESTMENTS — 10.92%
REPURCHASE AGREEMENTS — 0.91%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.01%, dated 4/30/2021 and maturing 5/3/2021, collateralized by U.S. Treasury Securities with rates ranging from 1.75% to 3.38% and maturity dates ranging from 2/15/2022 to 5/15/2044 with a par value of $1,777,840 and a collateral value of $1,829,134	1,793,263	$1,793,263

COLLATERAL FOR SECURITIES LOANED — 10.01%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%(c)	19,758,754	19,758,754

TOTAL SHORT-TERM INVESTMENTS (Cost $21,552,017)		21,552,017

TOTAL INVESTMENTS — 110.14% (Cost $123,607,400)		217,386,175

Liabilities in Excess of Other Assets — (10.14)%		(20,021,580)

NET ASSETS — 100.00%		$197,364,595

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $19,118,347.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report | April 30, 2021

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS — 93.74%
COMMUNICATIONS — 1.49%
Internet Media & Services — 1.49%
iQIYI, Inc. - ADR(a)(b)	13,155	$193,510

CONSUMER DISCRETIONARY — 22.10%
Automotive — 3.46%
Gentex Corp.	12,755	448,721

Consumer Services — 3.21%
TAL Education Group - ADR(a)	7,315	416,589

Home Construction — 4.02%
PulteGroup, Inc.	8,820	521,438

Leisure Facilities & Services — 4.25%
DraftKings, Inc. - Class A(a)(b)	9,745	552,152

Leisure Products — 3.81%
Thor Industries, Inc.(b)	3,490	494,149

Wholesale - Discretionary — 3.35%
Pool Corp.	1,030	435,196

ENERGY — 2.27%
Renewable Energy — 2.27%
SolarEdge Technologies, Inc.(a)(b)	1,120	295,165

FINANCIALS — 7.05%
Insurance — 7.05%
Assurant, Inc.	1,830	284,748
Hartford Financial Services Group, Inc. (The)	9,565	630,908
		915,656
HEALTH CARE — 17.49%
Biotech & Pharma — 9.32%
Exelixis, Inc.(a)	14,921	367,355
Jazz Pharmaceuticals PLC(a)	3,655	600,882

1-888-462-5386 | www.oakfunds.com	19

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

Viatris, Inc.	18,120	$240,996
		1,209,233
Health Care Facilities & Services — 4.96%
Cardinal Health, Inc.	5,770	348,162
Quest Diagnostics, Inc.	2,245	296,071
		644,233
Medical Equipment & Devices — 3.21%
Illumina, Inc.(a)	1,060	416,410

INDUSTRIALS — 8.87%
Aerospace & Defense — 2.53%
TransDigm Group, Inc.	535	328,351

Commercial Support Services — 2.56%
Republic Services, Inc.	3,130	332,719

Machinery — 3.78%
Colfax Corp.(a)(b)	10,855	490,537

MATERIALS — 3.67%
Construction Materials — 3.67%
Carlisle Cos., Inc.	2,485	476,250

REAL ESTATE — 2.50%
REIT — 2.50%
CyrusOne, Inc.	4,465	325,186

TECHNOLOGY — 28.30%
Semiconductors — 3.38%
KLA Corp.	1,390	438,337

Software — 1.92%
Citrix Systems, Inc.	2,015	249,558

Technology Hardware — 18.75%
F5 Networks, Inc.(a)	2,820	526,663
NetApp, Inc.	5,805	433,575
Seagate Technology PLC(b)	7,998	742,534

20	Semi-Annual Report | April 30, 2021

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2021 (Unaudited)

	Shares or	Fair
	Principal ($)	Value

Ubiquiti Networks, Inc.	2,565	$731,872
		2,434,644
Technology Services — 4.25%
Amdocs Ltd.	2,475	189,931
Cognizant Technology Solutions Corp. - Class A	4,500	361,800
		551,731

TOTAL COMMON STOCKS (Cost $7,826,049)		12,169,765

SHORT-TERM INVESTMENTS — 23.90%
REPURCHASE AGREEMENTS — 6.52%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.01%, dated 4/30/2021 and maturing 5/3/2021, collateralized by U.S. Treasury Securities with rates ranging from 1.75% to 3.38% and maturity dates ranging from 2/15/2022 to 5/15/2044 with a par value of $838,878 and a collateral value of $863,081	846,155	846,155

COLLATERAL FOR SECURITIES LOANED — 17.38%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%(c)	2,255,738	2,255,738

TOTAL SHORT-TERM INVESTMENTS (Cost $3,101,893)		3,101,893

TOTAL INVESTMENTS — 117.64% (Cost $10,927,942)		15,271,658

Liabilities in Excess of Other Assets — (17.64)%		(2,290,329)

NET ASSETS — 100.00%		$12,981,329

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,151,465.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	21

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS — 92.88%
COMMUNICATIONS — 4.54%
Advertising & Marketing — 1.63%
QuinStreet, Inc.(a)	17,875	$362,326

Internet Media & Services — 2.91%
Eventbrite, Inc. - Class A(a)(b)	27,530	648,882

CONSUMER DISCRETIONARY — 14.69%
Consumer Services — 6.34%
Aaron’s Co., Inc. (The)	3,000	92,670
Adtalem Global Education, Inc.(a)	19,770	678,309
American Public Education, Inc.(a)	21,012	640,025
		1,411,004
Home Construction — 8.35%
M/I Homes, Inc.(a)	14,386	1,002,992
Taylor Morrison Home Corp.(a)	27,416	855,654
		1,858,646
CONSUMER STAPLES — 2.97%
Household Products — 2.97%
Edgewell Personal Care Co.	17,322	661,700

FINANCIALS — 18.54%
Asset Management — 10.37%
AllianceBernstein Holding LP	21,518	927,641
Artisan Partners Asset Management, Inc. - Class A	16,381	834,121
Hamilton Lane, Inc. - Class A	6,050	547,222
		2,308,984

Banking — 2.11%
Dime Community Bancshares, Inc.(b)	14,171	469,344

Insurance — 4.03%
CNO Financial Group, Inc.	17,345	442,818
Selective Insurance Group, Inc.	5,960	453,794
		896,612

Specialty Finance — 2.03%
PROG Holdings, Inc.(a)	8,850	450,819

22	Semi-Annual Report | April 30, 2021

Schedule of Investments	River Oak Discovery Fund
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

INDUSTRIALS — 11.31%
Commercial Support Services — 2.01%
Barrett Business Services, Inc.	6,101	$447,386

Electrical Equipment — 3.97%
Advanced Energy Industries, Inc.	8,000	882,480

Machinery — 5.33%
Hollysys Automation Technologies Ltd.	38,430	521,111
Kadant, Inc.	3,740	665,832
		1,186,943
TECHNOLOGY — 40.83%
Semiconductors — 23.14%
Ambarella, Inc.(a)	9,360	912,506
Cirrus Logic, Inc.(a)	10,136	754,220
Cohu, Inc.	21,455	858,415
Diodes, Inc.(a)	6,870	527,685
Kulicke & Soffa Industries, Inc.	19,620	1,115,397
Silicon Motion Technology Corp. - ADR	13,665	981,420
		5,149,643

Software — 13.51%
Cognyte Software Ltd.(a)	22,970	600,206
FireEye, Inc.(a)	24,590	488,726
NextGen Healthcare, Inc.(a)	35,190	644,329
Verint Systems, Inc.(a)(b)	13,948	677,454
Workiva, Inc.(a)	6,335	595,490
		3,006,205
Technology Services — 4.18%
LiveRamp Holdings, Inc.(a)	7,420	363,432
Perficient, Inc.(a)(b)	8,630	566,214
		929,646

TOTAL COMMON STOCKS (Cost $13,626,761)		20,670,620

1-888-462-5386 | www.oakfunds.com	23

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

	Shares or	Fair
	Principal ($)	Value

SHORT-TERM INVESTMENTS — 13.87%
REPURCHASE AGREEMENTS — 7.44%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.01%, dated 4/30/2021 and maturing 5/3/2021, collateralized by U.S. Treasury Securities with rates ranging from 1.75% to 3.38% and maturity dates ranging from 2/15/2022 to 5/15/2044 with a par value of $1,640,636 and a collateral value of $1,687,971	1,654,868	$1,654,868

COLLATERAL FOR SECURITIES LOANED — 6.43%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%(c)	1,431,205	1,431,205

TOTAL SHORT-TERM INVESTMENTS (Cost $3,086,073)		3,086,073

TOTAL INVESTMENTS — 106.75% (Cost $16,712,834)		23,756,693

Liabilities in Excess of Other Assets — (6.75)%		(1,503,184)

NET ASSETS — 100.00%		$22,253,509

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $ 1,394,779.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Report | April 30, 2021

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS — 97.95%
COMMUNICATIONS — 16.70%
Internet Media & Services — 16.70%
Alphabet, Inc. - Class A(a)	9,250	$21,769,875
Alphabet, Inc. - Class C(a)	17,636	42,504,876
Facebook, Inc. - Class A(a)	143,225	46,559,583
		110,834,334
CONSUMER DISCRETIONARY — 10.77%
E-Commerce Discretionary — 10.77%
Amazon.com, Inc.(a)	15,400	53,398,268
eBay, Inc.	324,030	18,077,634
		71,475,902
REAL ESTATE — 2.35%
REIT — 2.35%
Digital Realty Trust, Inc.	100,770	15,549,819

TECHNOLOGY — 68.13%
Semiconductors — 21.63%
Intel Corp.	537,450	30,919,499
KLA Corp.	105,309	33,209,193
NXP Semiconductors NV(b)	113,550	21,859,510
QUALCOMM, Inc.	153,200	21,264,160
Skyworks Solutions, Inc.	145,135	26,317,330
Xilinx, Inc.	78,074	9,990,349
		143,560,041

Software — 23.61%
Akamai Technologies, Inc.(a)(b)	136,780	14,867,986
Check Point Software Technologies Ltd.(a)	74,700	8,725,707
Citrix Systems, Inc.(b)	129,280	16,011,328
Microsoft Corp.	157,970	39,836,874
Oracle Corp.	408,601	30,967,870
Synopsys, Inc.(a)	99,295	24,531,823
VMware, Inc. - Class A(a)(b)	135,470	21,787,640
		156,729,228

Technology Hardware — 14.98%
Apple, Inc.	442,200	58,131,612
Cisco Systems, Inc.	576,180	29,333,324

1-888-462-5386 | www.oakfunds.com	25

Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

	Shares or	Fair
	Principal ($)	Value

NetApp, Inc.	160,690	$12,001,936
		99,466,872
Technology Services — 7.91%
Accenture PLC - Class A	47,580	13,796,772
Global Payments, Inc.	93,157	19,994,287
Visa, Inc. - Class A(b)	80,000	18,684,800
		52,475,859

TOTAL COMMON STOCKS (Cost $248,015,976)		650,092,055

SHORT-TERM INVESTMENTS — 10.39%
REPURCHASE AGREEMENTS — 2.24%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.01%, dated 4/30/2021 and maturing 5/3/2021, collateralized by U.S. Treasury Securities with rates ranging from 1.75% to 3.38% and maturity dates ranging from 2/15/2022 to 5/15/2044 with a par value of $14,768,244 and a collateral value of $15,194,334	14,896,353	14,896,353

COLLATERAL FOR SECURITIES LOANED — 8.15%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%(c)	54,109,840	54,109,840

TOTAL SHORT-TERM INVESTMENTS (Cost $69,006,193)		69,006,193

TOTAL INVESTMENTS — 108.34% (Cost $317,022,169)		719,098,248

Liabilities in Excess of Other Assets — (8.34)%		(55,332,687)

NET ASSETS — 100.00%		$663,765,561

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $ 51,991,635.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Report | April 30, 2021

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS — 96.35%
COMMUNICATIONS — 7.55%
Internet Media & Services — 7.55%
Facebook, Inc. - Class A(a)	5,525	$1,796,067
iQIYI, Inc. - ADR(a)(b)	26,150	384,666
Tencent Holdings Ltd. - ADR(b)	32,245	2,568,637
		4,749,370
CONSUMER DISCRETIONARY — 5.72%
Automotive — 2.73%
Tesla, Inc.(a)(b)	2,425	1,720,392

Leisure Facilities & Services — 2.99%
DraftKings, Inc. - Class A(a)(b)	33,140	1,877,712

ENERGY — 6.19%
Renewable Energy — 6.19%
SolarEdge Technologies, Inc.(a)(b)	14,765	3,891,168

HEALTH CARE — 2.89%
Medical Equipment & Devices — 2.89%
Illumina, Inc.(a)	4,635	1,820,814

INDUSTRIALS — 3.08%
Electrical Equipment — 3.08%
Advanced Energy Industries, Inc.(b)	17,560	1,937,044

TECHNOLOGY — 70.92%
Information Technology — 2.22%
Paylocity Holdings Corp.(a)	7,220	1,395,193

Semiconductors — 30.09%
Ambarella, Inc.(a)	22,000	2,144,780
Cirrus Logic, Inc.(a)	20,830	1,549,960
Cohu, Inc.(b)	59,077	2,363,671
Diodes, Inc.(a)	25,770	1,979,394
KLA Corp.	7,590	2,393,507
Kulicke & Soffa Industries, Inc.	49,645	2,822,318
Lam Research Corp.	4,285	2,658,628

1-888-462-5386 | www.oakfunds.com	27

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

QUALCOMM, Inc.	10,844	$1,505,147
Silicon Motion Technology Corp. - ADR	20,940	1,503,911
		18,921,316

Software — 17.44%
Citrix Systems, Inc.	12,595	1,559,891
Cognyte Software Ltd.(a)	14,335	374,573
Concentrix Corp.(a)	6,000	932,280
Fortinet, Inc.(a)	11,090	2,264,911
NextGen Healthcare, Inc.(a)(b)	88,315	1,617,048
Palo Alto Networks, Inc.(a)	5,100	1,802,289
Salesforce.com, Inc.(a)	7,480	1,722,793
Verint Systems, Inc.(a)(b)	14,335	696,251
		10,970,036

Technology Hardware — 10.04%
Apple, Inc.	20,120	2,644,975
F5 Networks, Inc.(a)	7,705	1,438,986
SYNNEX Corp.(b)	4,000	484,800
Ubiquiti Networks, Inc.(b)	6,120	1,746,219
		6,314,980

Technology Services — 11.13%
Cognizant Technology Solutions Corp. - Class A	9,600	771,840
Jack Henry & Associates, Inc.(b)	8,120	1,322,180
PayPal Holdings, Inc.(a)	7,250	1,901,602
Perficient, Inc.(a)	31,260	2,050,969
Science Applications International Corp.	10,665	953,664
		7,000,255

TOTAL COMMON STOCKS (Cost $23,294,802)		60,598,280

28	Semi-Annual Report | April 30, 2021

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2021 (Unaudited)

	Shares or	Fair
	Principal ($)	Value

SHORT-TERM INVESTMENTS — 34.32%
REPURCHASE AGREEMENTS — 3.75%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.01%, dated 4/30/2021 and maturing 5/3/2021, collateralized by U.S. Treasury Securities with rates ranging from 1.75% to 3.38% and maturity dates ranging from 2/15/2022 to 5/15/2044 with a par value of $2,337,056 and a collateral value of $2,404,484	2,357,329	$2,357,329

COLLATERAL FOR SECURITIES LOANED — 30.57%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%(c)	19,222,831	19,222,831

TOTAL SHORT-TERM INVESTMENTS (Cost $21,580,160)		21,580,160

TOTAL INVESTMENTS — 130.67% (Cost $44,874,962)		82,178,440

Liabilities in Excess of Other Assets — (30.67)%		(19,288,875)

NET ASSETS — 100.00%		$62,889,565

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $ 18,595,061.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	29

Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS — 99.35%
HEALTH CARE — 99.35%
Biotech — 22.61%
Amgen, Inc.(a)	10,240	$2,453,914
Biogen, Inc.(a) (b)	6,850	1,831,210
Exelixis, Inc.(b)	66,265	1,631,444
Gilead Sciences, Inc.	15,390	976,803
Regeneron Pharmaceuticals, Inc.(b)	2,855	1,374,112
United Therapeutics Corp.(a) (b)	13,650	2,751,294
Vertex Pharmaceuticals, Inc.(b)	4,315	941,533
		11,960,310
Health Care Services — 9.09%
Charles River Laboratories International, Inc.(b)	10,285	3,419,248
Quest Diagnostics, Inc.	10,545	1,390,675
		4,809,923
Health Care Supply Chain — 16.21%
AmerisourceBergen Corp.	14,440	1,744,352
Cardinal Health, Inc.	17,409	1,050,459
Cigna Corp.	12,487	3,109,388
McKesson Corp.(a)	14,206	2,664,477
		8,568,676
Large Pharma — 9.95%
GlaxoSmithKline PLC - ADR(a)	43,490	1,623,917
Johnson & Johnson	7,688	1,251,068
Merck & Co., Inc.	18,800	1,400,600
Novartis AG - ADR(a)	11,600	988,784
		5,264,369
Life Science & Diagnostics — 6.67%
Illumina, Inc.(b)	5,035	1,977,949
Thermo Fisher Scientific, Inc.	3,300	1,551,759
		3,529,708
Managed Care — 11.86%
Anthem, Inc.(a)	5,415	2,054,397
Humana, Inc.	2,500	1,113,100
UnitedHealth Group, Inc.	7,800	3,110,640
		6,278,137

30	Semi-Annual Report | April 30, 2021

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2021 (Unaudited)

		Fair
	Shares	Value

Medical Devices — 11.65%
Medtronic PLC	18,746	$2,454,226
Stryker Corp.	7,060	1,854,168
Zimmer Biomet Holdings, Inc.	10,460	1,853,094
		6,161,488
Medical Equipment — 7.42%
Alcon, Inc.(a)(b)	28,995	2,187,093
Intuitive Surgical, Inc.(b)	2,005	1,734,325
		3,921,418
Specialty & Generic Pharma — 3.89%
Jazz Pharmaceuticals PLC(a) (b)	12,140	1,995,816
Viatris, Inc.	4,636	61,659
		2,057,475

TOTAL COMMON STOCKS (Cost $32,942,782)		52,551,504

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Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2021 (Unaudited)

	Shares or	Fair
	Principal ($)	Value

SHORT-TERM INVESTMENTS — 23.06%
REPURCHASE AGREEMENTS — 0.77%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.01%, dated 4/30/2021 and maturing 5/3/2021, collateralized by U.S. Treasury Securities with rates ranging from 1.75% to 3.38% and maturity dates ranging from 2/15/2022 to 5/15/2044 with a par value of $405,532 and a collateral value of $417,232	409,050	$409,050

COLLATERAL FOR SECURITIES LOANED — 22.29%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%(c)	11,794,241	11,794,241

TOTAL SHORT-TERM INVESTMENTS (Cost $12,203,291)		12,203,291

TOTAL INVESTMENTS — 122.41% (Cost $45,146,073)		64,754,795

Liabilities in Excess of Other Assets — (22.41)%		(11,852,762)

NET ASSETS — 100.00%		$52,902,033

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $ 11,566,695.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

32	Semi-Annual Report | April 30, 2021

OAK ASSOCIATES FUNDS
This Page Intentionally Left Blank

Statements of Assets & Liabilities
April 30, 2021 (Unaudited)

	White Oak Select	Pin Oak
	Growth Fund	Equity Fund
ASSETS
Investment securities at value (cost, $207,540,866, $123,607,400, $10,927,942, $16,712,834, $317,022,169, $44,874,962 and $45,146,073), including, $14,514,659, $19,118,347, $2,151,465, $1,394,779, $51,991,635, $18,595,061 and $11,566,695 of securities on loan	$450,418,878	$217,386,175
Receivable for fund shares sold	66,322	6,452
Dividends and interest receivable	71,634	31,231
Tax reclaims receivable	—	—
Prepaid expenses	21,654	17,486
Total Assets	450,578,488	217,441,344

LIABILITIES
Payable for fund shares redeemed	168,989	147,555
Payable for collateral upon return of securities loaned	14,716,290	19,758,754
Investment advisory fees payable	260,701	119,026
Administration fees payable	12,852	7,642
Transfer agent fees payable	4,916	2,132
Trustee fees payable	—	—
Other accrued expenses	33,505	41,640
Total Liabilities	15,197,253	20,076,749
NET ASSETS	$435,381,235	$197,364,595

Net Assets consist of:
Paid-in capital (unlimited authorization -no par value)	$188,267,453	$89,423,729
Accumulated earnings	247,113,782	107,940,866
Net Assets	$435,381,235	$197,364,595

Total shares outstanding at end of period	3,233,034	2,192,265

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$134.67	$90.03

34	Semi-Annual Report | April 30, 2021

		Red Oak	Black Oak
Rock Oak Core	River Oak	Technology	Emerging	Live Oak Health
Growth Fund	Discovery Fund	Select Fund	Technology Fund	Sciences Fund
$15,271,658	$23,756,693	$719,098,248	$82,178,440	$64,754,795
—	1,378	218,612	1,595	316
—	935	41,875	1	—
—	—	—	—	6,695
12,804	6,749	23,892	13,573	19,317
15,284,462	23,765,755	719,382,627	82,193,609	64,781,123

—	28,383	988,761	—	11,440
2,255,738	1,431,205	54,109,840	19,222,831	11,794,241
6,655	14,455	407,723	39,029	31,914
254	—	29,864	912	1,901
1,177	1,157	4,132	2,402	1,576
—	—	1,457	—	—
39,309	37,046	75,289	38,870	38,018
2,303,133	1,512,246	55,617,066	19,304,044	11,879,090
$12,981,329	$22,253,509	$663,765,561	$62,889,565	$52,902,033

$8,324,297	$13,484,354	$221,952,736	$24,284,355	$31,933,750
4,657,032	8,769,155	441,812,825	38,605,210	20,968,283
$12,981,329	$22,253,509	$663,765,561	$62,889,565	$52,902,033

687,516	1,111,261	16,042,695	7,461,456	2,518,952

$18.88	$20.03	$41.37	$8.43	$21.00

The accompanying notes are an integral part of the financial statements.
1-888-462-5386 | www.oakfunds.com	35

Statements of Operations
For the Six Months Ended April 30, 2021 (Unaudited)

	White Oak Select	Pin Oak
	Growth Fund	Equity Fund
INVESTMENT INCOME
Dividends	$2,709,584	$889,188
Securities lending income	4,042	3,970
Interest	191	179
Less: Foreign withholding tax	(150,104)	(3,087)
Total Investment Income	2,563,713	890,250

EXPENSES
Investment adviser	1,468,809	685,970
Administration	82,673	39,332
Sub transfer agent	57,876	31,750
Transfer agent	36,779	18,570
Legal	33,376	13,739
Trustee	27,345	11,951
Report printing	11,712	6,603
Registration	11,478	12,114
Insurance	10,018	5,680
Audit	7,923	7,923
Custodian	6,699	3,590
Pricing	2	2
Miscellaneous	27,936	15,238
Total Expenses	1,782,626	852,462
Less: Investment advisory fees waived	—	—
Net Expenses	1,782,626	852,462
Net Investment Income (Loss)	781,087	37,788

Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	3,311,069	14,026,541
Net change in unrealized appreciation of investment securities	95,298,448	37,494,879
Net Realized and Unrealized Gain on Investments	98,609,517	51,521,420
Net Increase in Net Assets from Operations	$99,390,604	$51,559,208

36	Semi-Annual Report | April 30, 2021

		Red Oak	Black Oak
Rock Oak Core	River Oak	Technology	Emerging	Live Oak Health
Growth Fund	Discovery Fund	Select Fund	Technology Fund	Sciences Fund
$65,696	$71,082	$3,017,790	$113,263	$324,906
944	1,085	7,587	3,871	1,348
23	15,457	210	104	54
(409)	(270)	(15,968)	(1,047)	(14,757)
66,254	87,354	3,009,619	116,191	311,551

44,674	78,545	2,351,018	217,913	183,378
2,405	3,672	139,865	11,559	10,678
739	384	177,716	6,066	6,280
7,812	7,806	30,757	16,687	10,731
916	1,616	55,715	5,160	3,677
513	1,220	45,098	3,945	3,199
2,703	2,984	22,300	3,771	3,196
10,328	11,430	15,260	10,816	12,364
292	359	17,762	1,104	1,329
7,923	7,923	7,923	7,923	7,923
282	561	15,407	1,167	1,058
2	2	2	2	2
7,539	7,550	30,513	12,224	9,411
86,128	124,052	2,909,336	298,337	253,226
(10,495)	(1,293)	—	—	—
75,633	122,759	2,909,336	298,337	253,226
(9,379)	(35,405)	100,283	(182,146)	58,325

311,850	1,785,348	39,808,664	1,630,337	1,853,886
2,802,706	5,680,172	111,584,072	15,963,201	8,753,482
3,114,556	7,465,520	151,392,736	17,593,538	10,607,368
$3,105,177	$7,430,115	$151,493,019	$17,411,392	$10,665,693

The accompanying notes are an integral part of the financial statements.
1-888-462-5386 | www.oakfunds.com	37

Statements of Changes in Net Assets

	White Oak Select
	Growth Fund
	For the Six
	Months
	Ended	For the
	April 30,	Year Ended
	2021	October 31,
	(Unaudited)	2020
INVESTMENT ACTIVITIES
Net investment income (loss)	$781,087	$2,504,899
Net realized gain on investment securities transactions and foreign currency translations	3,311,069	9,346,902
Net change in unrealized appreciation (depreciation) of investments securities	95,298,448	26,200,706
Net Increase (Decrease) in Net Assets Resulting from Operations	99,390,604	38,052,507

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(9,851,894)	(6,540,759)
Total Distributions	(9,851,894)	(6,540,759)

CAPITAL TRANSACTIONS
Proceeds from shares sold	6,394,934	11,810,650
Reinvestment of distributions	9,362,811	6,253,692
Amount paid for shares redeemed	(19,897,751)	(55,599,534)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(4,140,006)	(37,535,192)

Total Increase (Decrease) in Net Assets	85,398,704	(6,023,444)

NET ASSETS
Beginning of period	349,982,531	356,005,975
End of period	$435,381,235	$349,982,531

SHARE TRANSACTIONS
Shares sold	51,173	118,214
Shares issued in reinvestment of distributions	79,252	60,733
Shares redeemed	(161,773)	(555,131)
Net Increase (Decrease) in Shares Outstanding	(31,348)	(376,184)

38	Semi-Annual Report | April 30, 2021

Pin Oak		Rock Oak Core
Equity Fund		Growth Fund
For the Six		For the Six
Months		Months
Ended	For the	Ended	For the
April 30,	Year Ended	April 30,	Year Ended
2021	October 31,	2021	October 31,
(Unaudited)	2020	(Unaudited)	2020
$37,788	$1,714,148	$(9,379)	$20,655
14,026,541	8,768,143	311,850	1,828,766
37,494,879	(13,435,080)	2,802,706	(1,448,025)
51,559,208	(2,952,789)	3,105,177	401,396

(8,125,501)	(7,546,924)	(1,690,245)	(369,846)
(8,125,501)	(7,546,924)	(1,690,245)	(369,846)

3,926,005	11,743,734	247,117	203,391
7,571,016	7,126,191	1,520,187	331,685
(20,640,558)	(80,436,516)	(279,392)	(2,386,902)
(9,143,537)	(61,566,591)	1,487,912	(1,851,826)

34,290,170	(72,066,304)	2,902,844	(1,820,276)

163,074,425	235,140,729	10,078,485	11,898,761
$197,364,595	$163,074,425	$12,981,329	$10,078,485

47,326	171,243	13,501	12,068
96,348	95,359	89,318	18,803
(250,390)	(1,204,924)	(15,259)	(143,446)
(106,716)	(938,322)	87,560	(112,575)

The accompanying notes are an integral part of the financial statements.
1-888-462-5386 | www.oakfunds.com	39

Statements of Changes in Net Assets

	River Oak
	Discovery Fund
	For the Six
	Months
	Ended	For the
	April 30,	Year Ended
	2021	October 31,
	(Unaudited)	2020
INVESTMENT ACTIVITIES
Net investment income (loss)	$(35,405)	$(33,154)
Net realized gain on investment securities transactions and foreign currency translations	1,785,348	2,601,564
Net change in unrealized appreciation (depreciation) of investments securities	5,680,172	(1,678,299)
Net Increase in Net Assets Resulting from Operations	7,430,115	890,111

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(2,560,738)	(499,422)
Total Distributions	(2,560,738)	(499,422)

CAPITAL TRANSACTIONS
Proceeds from shares sold	2,092,351	2,038,824
Reinvestment of distributions	1,755,146	328,169
Amount paid for shares redeemed	(964,081)	(774,773)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	2,883,416	1,592,220

Total Increase (Decrease) in Net Assets	7,752,793	1,982,909

NET ASSETS
Beginning of period	14,500,716	12,517,807
End of period	$22,253,509	$14,500,716

SHARE TRANSACTIONS
Shares sold	107,250	134,021
Shares issued in reinvestment of distributions	99,838	21,104
Shares redeemed	(53,672)	(55,990)
Net Increase (Decrease) in Shares Outstanding	153,416	99,135

40	Semi-Annual Report | April 30, 2021

Red Oak Technology		Black Oak Emerging
Select Fund		Technology Fund
For the Six		For the Six
Months		Months
Ended	For the	Ended	For the
April 30,	Year Ended	April 30,	Year Ended
2021	October 31,	2021	October 31,
(Unaudited)	2020	(Unaudited)	2020
$100,283	$2,459,079	$(182,146)	$(137,219)
39,808,664	32,667,314	1,630,337	3,732,335
111,584,072	48,769,663	15,963,201	6,523,676
151,493,019	83,896,056	17,411,392	10,118,792

(28,140,362)	(17,483,737)	(3,408,982)	(2,132,576)
(28,140,362)	(17,483,737)	(3,408,982)	(2,132,576)

30,208,542	108,000,225	3,518,858	5,029,860
26,817,801	16,780,845	2,967,151	1,917,928
(93,086,208)	(251,679,737)	(3,143,134)	(5,629,709)
(36,059,865)	(126,898,667)	3,342,875	1,318,079

87,292,792	(60,486,348)	17,345,285	9,304,295

576,472,769	636,959,117	45,544,280	36,239,985
$663,765,561	$576,472,769	$62,889,565	$45,544,280

781,329	3,491,610	425,187	861,284
712,103	536,815	383,353	338,259
(2,418,803)	(8,326,122)	(391,076)	(1,027,895)
(925,371)	(4,297,697)	417,464	171,648

The accompanying notes are an integral part of the financial statements.
1-888-462-5386 | www.oakfunds.com	41

Statements of Changes in Net Assets

	Live Oak
	Health Sciences Fund
	For the Six
	Months
	Ended	For the
	April 30,	Year Ended
	2021	October 31,
	(Unaudited)	2020
INVESTMENT ACTIVITIES
Net investment income	$58,325	$401,897
Net realized gain on investment securities transactions and foreign currency translations	1,853,886	3,642,306
Net change in unrealized appreciation (depreciation) of investments securities	8,753,482	(3,516,639)
Net Increase in Net Assets Resulting from Operations	10,665,693	527,564

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(3,288,388)	(446,446)
Total Distributions	(3,288,388)	(446,446)

CAPITAL TRANSACTIONS
Proceeds from shares sold	688,834	1,566,604
Reinvestment of distributions	3,068,428	415,073
Amount paid for shares redeemed	(3,121,102)	(8,753,352)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	636,160	(6,771,675)

Total Increase (Decrease) in Net Assets	8,013,465	(6,690,557)

NET ASSETS
Beginning of period	44,888,568	51,579,125
End of period	$52,902,033	$44,888,568

SHARE TRANSACTIONS
Shares sold	35,067	84,239
Shares issued in reinvestment of distributions	163,041	21,462
Shares redeemed	(158,791)	(469,586)
Net Increase (Decrease) in Shares Outstanding	39,317	(363,885)

42	Semi-Annual Report | April 30, 2021

OAK ASSOCIATES FUNDS
This Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout each period

	Net Asset	Net	Realized and		Dividends
	Value	Investment	Unrealized		from Net
	Beginning of	Income	Gain (Loss)	Total from	Investment
	Period	(Loss)(a)	in Securities	Operations	Income
White Oak Select Growth Fund
For the six months ended April 30, 2021 (Unaudited)	$107.21	0.24	30.27	30.51	(0.74)
For the year ended October 31, 2020	$97.79	0.74	10.53	11.27	(0.97)
For the year ended October 31, 2019	$89.55	0.94	8.47	9.41	(0.54)
For the year ended October 31, 2018	$82.36	0.58	7.18	7.76	(0.57)
For the year ended October 31, 2017	$67.44	0.65	15.00	15.65	(0.73)
For the year ended October 31, 2016	$65.21	0.66	1.99	2.65	(0.42)

Pin Oak Equity Fund
For the six months ended April 30, 2021 (Unaudited)	$70.93	0.02	22.69	22.71	(0.60)
For the year ended October 31, 2020	$72.63	0.62	0.08 (f)	0.70	(0.91)
For the year ended October 31, 2019	$66.18	0.81	7.41	8.22	(0.62)
For the year ended October 31, 2018	$63.72	0.59	3.05	3.64	(0.37)
For the year ended October 31, 2017	$53.35	0.40	11.15	11.55	(0.36)
For the year ended October 31, 2016	$52.45	0.43	2.38	2.81	(0.40)

Rock Oak Core Growth Fund
For the six months ended April 30, 2021 (Unaudited)	$16.80	(0.01)	4.93	4.92	(0.03)
For the year ended October 31, 2020	$16.70	0.03	0.63	0.66	(0.07)
For the year ended October 31, 2019	$17.02	0.05	(0.28)	(0.23)	— (e)
For the year ended October 31, 2018	$16.07	0.01	1.86	1.87	(0.01)
For the year ended October 31, 2017	$12.74	0.03	3.40	3.43	(0.10)
For the year ended October 31, 2016	$12.64	0.18	0.31	0.49	(0.10)

River Oak Discovery Fund
For the six months ended April 30, 2021 (Unaudited)	$15.14	(0.03)	7.46	7.43	—
For the year ended October 31, 2020	$14.58	(0.04)	1.19	1.15	—
For the year ended October 31, 2019	$15.88	0.02	0.85	0.87	—
For the year ended October 31, 2018	$17.42	(0.08)	(0.54)	(0.62)	—
For the year ended October 31, 2017	$14.21	(0.10)	3.31	3.21	—
For the year ended October 31, 2016	$13.76	(0.06)	0.53	(0.47)	(0.02)

(a)	Per share calculations were performed using average shares for the period.

(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

(c)	Not annualized.

44	Semi-Annual Report | April 30, 2021

										Ratio of
										Expenses
										to Average
								Ratio of		Net Net Assets
								Investment		(Excluding
	Total				Net	Ratio of Net		Income		Waivers
Distributions	Dividends	Net Asset			Assets, End	Expenses to		(Loss) to		and/or		Portfolio
from Capital	and	Value, End	Total		of Period	Average Net		Average Net		Fees Paid		Turnover
Gains	Distributions	of Period	Return(b)		(000)	Assets		Assets		Indirectly)		Rate

(2.31)	(3.05)	$134.67	28.85	% (c)	$435,381	0.90	% (d)	0.39	% (d)	0.90	% (d)	—	% (c)
(0.88)	(1.85)	$107.21	11.60%		$349,983	0.93%		0.73%		0.93%		13%
(0.63)	(1.17)	$97.79	10.66%		$356,006	0.95%		1.00%		0.95%		10%
— (e)	(0.57)	$89.55	9.46%		$318,037	0.93%		0.63%		0.93%		14%
—	(0.73)	$82.36	23.36%		$285,658	0.98%		0.86%		0.98%		13%
—	(0.42)	$67.44	4.07%		$248,433	1.06%		1.03%		1.06%		14%

(3.01)	(3.61)	$90.03	32.77	% (c)	$197,365	0.92	% (d)	0.04	% (d)	0.92	% (d)	6	% (c)
(1.49)	(2.40)	$70.93	0.79%		$163,074	0.95%		0.89%		0.95%		15%
(1.15)	(1.77)	$72.63	12.83%		$235,141	0.96%		1.19%		0.96%		10%
(0.81)	(1.18)	$66.18	5.75%		$260,859	0.95%		0.87%		0.95%		12%
(0.82)	(1.18)	$63.72	21.86%		$222,085	0.98%		0.66%		0.98%		8%
(1.51)	(1.91)	$53.35	5.54%		$109,928	1.08%		0.86%		1.08%		10%

(2.81)	(2.84)	$18.88	31.11	% (c)	$12,981	1.25	% (d)	(0.16	)% (d)	1.42	% (d)	2	% (c)
(0.49)	(0.56)	$16.80	3.78%		$10,078	1.25%		0.20%		1.57%		52%
(0.09)	(0.09)	$16.70	(1.34)%		$11,899	1.25%		0.29%		1.38%		16%
(0.91)	(0.92)	$17.02	12.15%		$20,365	1.25%		0.08%		1.32%		14%
—	(0.10)	$16.07	27.02%		$9,183	1.25%		0.20%		1.51%		31%
(0.29)	(0.39)	$12.74	3.98%		$7,395	1.25%		0.48%		1.65%		11%

(2.54)	(2.54)	$20.03	51.43	% (c)	$22,254	1.23	% (d)	(0.36	)% (d)	1.25	% (d)	15	% (c)
(0.59)	(0.59)	$15.14	7.79%		$14,501	1.35%		(0.27)%		1.56%		48%
(2.17)	(2.17)	$14.58	6.99%		$12,518	1.35%		0.12%		1.60%		15%
(0.92)	(0.92)	$15.88	(3.82)%		$12,950	1.35%		(0.46)%		1.50%		43%
—	—	$17.42	22.59%		$14,427	1.35%		(0.63)%		1.41%		43%
—	(0.02)	$14.21	3.39%		$12,322	1.35%		(0.40)%		1.51%		21%

(d)	Annualized

(e)	Less than $0.005 per share.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights
For a share outstanding throughout each period

	Net Asset	Net	Realized and			Dividends
	Value	Investment	Unrealized			from Net
	Beginning of	Income	Gain (Loss)		Total from	Investment
	Period	(Loss)(a)	in Securities		Operations	Income
Red Oak Technology Select Fund
For the six months ended April 30, 2021 (Unaudited)	$33.97	0.01	9.09		9.10	(0.12)
For the year ended October 31, 2020	$29.95	0.13	4.72		4.85	(0.17)
For the year ended October 31, 2019	$26.90	0.27	4.03		4.30	(0.22)
For the year ended October 31, 2018	$25.78	0.10	2.72		2.82	(0.10)
For the year ended October 31, 2017	$19.27	0.09	6.71		6.80	(0.08)
For the year ended October 31, 2016	$17.17	0.20	2.62		2.82	(0.19)

Black Oak Emerging Technology Fund
For the six months ended April 30, 2021 (Unaudited)	$6.47	(0.02)	2.47		2.45	—
For the year ended October 31, 2020	$5.27	(0.02)	1.53		1.51	—
For the year ended October 31, 2019	$5.30	— (e)	0.48		0.48	—
For the year ended October 31, 2018	$5.28	(0.01)	0.42		0.41	—
For the year ended October 31, 2017	$4.53	(0.01)	0.94		0.93	— (e)
For the year ended October 31, 2016	$4.26	0.01	0.39		0.40	—

Live Oak Health Sciences Fund
For the six months ended April 30, 2021 (Unaudited)	$18.10	0.02	4.23		4.25	(0.15)
For the year ended October 31, 2020	$18.14	0.15	(0.03	) (f)	0.12	(0.16)
For the year ended October 31, 2019	$20.21	0.15	0.26		0.41	(0.13)
For the year ended October 31, 2018	$19.98	0.13	1.35		1.48	(0.09)
For the year ended October 31, 2017	$17.93	0.10	2.33		2.43	(0.10)
For the year ended October 31, 2016	$21.65	0.11	(0.33)		(0.22)	(0.67)

46	Semi-Annual Report | April 30, 2021

										Ratio of
										Expenses
										to Average
								Ratio of Net		Net Assets
								Investment		(Excluding
	Total				Net Assets,	Ratio of Net		Income		Waivers
Distributions	Dividends	Net Asset			End of	Expenses to		(Loss) to		and/or		Portfolio
from Capital	and	Value, End	Total		Period	Average Net		Average Net		Fees Paid		Turnover
Gains	Distributions	of Period	Return(b)		(000)	Assets		Assets		Indirectly)		Rate

(1.58)	(1.70)	$41.37	27.28	% (c)	$663,766	0.91	% (d)	0.03	% (d)	0.91	% (d)	—	% (c)
(0.66)	(0.83)	$33.97	16.44%		$576,473	0.94%		0.40%		0.94%		4%
(1.03)	(1.25)	$29.95	16.92%		$636,959	0.95%		0.94%		0.95%		10%
(1.60)	(1.70)	$26.90	11.56%		$544,203	0.94%		0.38%		0.94%		9%
(0.21)	(0.29)	$25.78	35.76%		$486,295	0.97%		0.38%		0.97%		16%
(0.53)	(0.72)	$19.27	17.14%		$189,064	1.09%		1.17%		1.09%		6%

(0.49)	(0.49)	$8.43	38.49	% (c)	$62,890	1.01	% (d)	(0.62	)% (d)	1.01	% (d)	—	% (c)
(0.31)	(0.31)	$6.47	29.48%		$45,544	1.12%		(0.35)%		1.12%		22%
(0.51)	(0.51)	$5.27	10.36%		$36,240	1.18%		(0.01)%		1.18%		25%
(0.39)	(0.39)	$5.30	8.12%		$36,753	1.11%		(0.27)%		1.11%		19%
(0.18)	(0.18)	$5.28	21.16%		$37,267	1.17%		(0.22)%		1.17%		39%
(0.13)	(0.13)	$4.53	9.59%		$32,894	1.28%		0.22%		1.28%		35%

(1.20)	(1.35)	$21.00	24.31	% (c)	$52,902	1.02	% (d)	0.23	% (d)	1.02	% (d)	12	% (c)
—	(0.16)	$18.10	0.62%		$44,889	1.03%		0.81%		1.03%		33%
(2.35)	(2.48)	$18.14	2.40%		$51,579	1.05%		0.87%		1.05%		23%
(1.16)	(1.25)	$20.21	7.68%		$65,717	1.01%		0.65%		1.01%		23%
(0.28)	(0.38)	$19.98	13.78%		$64,747	1.02%		0.50%		1.02%		14%
(2.83)	(3.50)	$17.93	(1.85)%		$56,059	1.11%		0.59%		1.11%		14%

(a)	Per share calculations were performed using average shares for the period.

(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

(c)	Not annualized.

(d)	Annualized

(e)	Less than $0.005 per share.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements
As of April 30, 2021 (Unaudited)

1.	ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the

48	Semi-Annual Report | April 30, 2021

Notes to Financial Statements
As of April 30, 2021 (Unaudited)

“Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net

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Notes to Financial Statements
As of April 30, 2021 (Unaudited)

receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of April 30, 2021:

	Market Value of	Cash Collateral
	Securities on Loan	Received
White Oak Select Growth Fund	$14,514,659	$14,716,290
Pin Oak Equity Fund	19,118,347	19,758,754
Rock Oak Core Growth Fund	2,151,465	2,255,738
River Oak Discovery Fund	1,394,779	1,431,205
Red Oak Technology Select Fund	51,991,635	54,109,840
Black Oak Emerging Technology Fund	18,595,061	19,222,831
Live Oak Health Sciences Fund	11,566,695	11,794,241
	$119,332,641	$123,288,899

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions

50	Semi-Annual Report | April 30, 2021

Notes to Financial Statements
As of April 30, 2021 (Unaudited)

to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3.	FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

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Notes to Financial Statements
As of April 30, 2021 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$433,992,870	$—	$—	$433,992,870
Short Term Investments
Repurchase Agreements	—	1,709,718	—	1,709,718
Collateral for Securities Loaned*	—	—	—	14,716,290
Total	$433,992,870	$1,709,718	$—	$450,418,878

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$195,834,158	$—	$—	$195,834,158
Short Term Investments
Repurchase Agreements	—	1,793,263	—	1,793,263
Collateral for Securities Loaned*	—	—	—	19,758,754
Total	$195,834,158	$1,793,263	$—	$217,386,175

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$12,169,765	$—	$—	$12,169,765
Short Term Investments
Repurchase Agreements	—	846,155	—	846,155
Collateral for Securities Loaned*	—	—	—	2,255,738
Total	$12,169,765	$846,155	$—	$15,271,658

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$20,670,620	$—	$—	$20,670,620
Short Term Investments
Repurchase Agreements	—	1,654,868	—	1,654,868
Collateral for Securities Loaned*	—	—	—	1,431,205
Total	$20,670,620	$1,654,868	$—	$23,756,693

52	Semi-Annual Report | April 30, 2021

Notes to Financial Statements
As of April 30, 2021 (Unaudited)

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$650,092,055	$—	$—	$650,092,055
Short Term Investments
Repurchase Agreements	—	14,896,353	—	14,896,353
Collateral for Securities Loaned*	—	—	—	54,109,840
Total	$650,092,055	$14,896,353	$—	$719,098,248

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$60,598,280	$—	$—	$60,598,280
Short Term Investments
Repurchase Agreements	—	2,357,329	—	2,357,329
Collateral for Securities Loaned*	—	—	—	19,222,831
Total	$60,598,280	$2,357,329	$—	$82,178,440

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$52,551,504	$—	$—	$52,551,504
Short Term Investments
Repurchase Agreements	—	409,050	—	409,050
Collateral for Securities Loaned*	—	—	—	11,794,241
Total	$52,551,504	$409,050	$—	$64,754,795

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

4.	FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.79% of the average daily net assets of the Fund. Prior to November 1, 2020, the Adviser received a fee of 0.90% for the River Oak Discovery Fund. The Adviser has contractually agreed through February 28, 2022 to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses to not more than 1.25% of the

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Notes to Financial Statements
As of April 30, 2021 (Unaudited)

average daily net assets of the White Oak Select Growth Fund, Pin Oak Equity Fund, River Oak Discovery Fund, and Rock Oak Core Growth Fund and 1.35% of the average daily net assets of the Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund. Prior to November 1, 2020, the expense cap for the River Oak Discovery Fund was 1.35% of average daily net assets.

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2021:

Advisory Fees as a Percentage of Average Net Assets
			Net
Fund	Annual Rate	Fee Waiver	Annual Rate
White Oak Select Growth Fund	0.74%		0.74%
Pin Oak Equity Fund	0.74%		0.74%
Rock Oak Core Growth Fund	0.74%	(0.17)%	0.57%
River Oak Discovery Fund	0.79%	(0.02)%	0.77%
Red Oak Technology Select Fund	0.74%		0.74%
Black Oak Emerging Technology Fund	0.74%		0.74%
Live Oak Health Sciences Fund	0.74%		0.74%

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

54	Semi-Annual Report | April 30, 2021

Notes to Financial Statements
As of April 30, 2021 (Unaudited)

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2021 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$—	$13,248,274
Pin Oak Equity Fund	10,556,953	27,491,287
Rock Oak Core Growth Fund	287,293	995,645
River Oak Discovery Fund	2,880,366	3,913,256
Red Oak Technology Select Fund	—	75,945,237
Black Oak Emerging Technology Fund	—	2,199,005
Live Oak Health Sciences Fund	5,876,087	8,358,547

6.	FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses, equalization, and certain other investments.

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Notes to Financial Statements
As of April 30, 2021 (Unaudited)

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2020 was as follows:

	Ordinary	Long-Term
Fund	Income	Capital Gain	Total
White Oak Select Growth Fund	$3,415,633	$3,125,126	$6,540,759
Pin Oak Equity Fund	2,857,537	4,689,387	7,546,924
Rock Oak Core Growth Fund	47,283	322,563	369,846
River Oak Discovery Fund	—	499,422	499,422
Red Oak Technology Select Fund	3,512,413	13,971,324	17,483,737
Black Oak Emerging Technology Fund	—	2,153,576	2,153,576
Live Oak Health Sciences Fund	446,446	—	446,446

As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed			Cumulative
	Net	Accumulated	Unrealized	Effect of
	Investment	Capital	Appreciation/	Timing
Fund	Income	Gain (Loss)	(Depreciation)	Differences	Total
White Oak Select Growth Fund	$2,399,571	$7,452,340	$147,723,161	$—	$157,575,072
Pin Oak Equity Fund	1,358,322	6,767,178	56,381,659	—	64,507,159
Rock Oak Core Growth Fund	21,261	1,668,983	1,551,856	—	3,242,100
River Oak Discovery Fund	—	2,560,736	1,414,603	(75,561)	3,899,778
Red Oak Technology Select Fund	1,471,046	26,178,721	290,810,401	—	318,460,168
Black Oak Emerging Technology Fund	—	3,380,247	21,350,315	(127,762)	24,602,800
Live Oak Health Sciences Fund	264,666	2,930,674	10,395,638	—	13,590,978

As of October 31, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

56	Semi-Annual Report | April 30, 2021

Notes to Financial Statements
As of April 30, 2021 (Unaudited)

The River Oak Discovery Fund and Black Oak Emerging Technology Fund elected to defer to the year ending October 31, 2021, late year ordinary losses in the amount of $75,561 and $127,762, respectively.

At April 30, 2021, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal	Gross	Gross	Net
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
White Oak Select Growth Fund	$207,397,269	$243,118,541	$(96,932)	$243,021,609
Pin Oak Equity Fund	123,509,637	94,159,237	(282,699)	93,876,538
Rock Oak Core Growth Fund	10,917,097	4,468,114	(113,553)	4,354,561
River Oak Discovery Fund	16,661,918	7,210,672	(115,897)	7,094,775
Red Oak Technology Select Fund	316,703,775	402,394,473	—	402,394,473
Black Oak Emerging Technology Fund	44,864,924	37,400,566	87,050	37,487,616
Live Oak Health Sciences Fund	45,605,675	19,974,819	(825,699)	19,149,120

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the fiscal year ended October 31, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the information technology sector. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

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Notes to Financial Statements
As of April 30, 2021 (Unaudited)

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

8.	TRUSTEE AND OFFICERS FEES:

As of April 30, 2021, there were five Trustees, four of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer at an annual rate of $30,000 per year. Each Independent Trustee is also paid a fee of $3,500 for each meeting of the Board of Trustees attended or participated in person, and/or is also paid $1,000 per attendance at each telephonic board meeting, as applicable. Each Independent Trustee is paid $4,000 per telephonic or in-person meeting at which they receive and review preliminary materials provided in connection with the annual continuation of the advisory agreement in accordance with Section 15(c) of the 1940 Act. The chairperson of the Audit Committee receives an additional retainer of $1,000 per calendar quarter during which an Audit Committee Meeting is held and the Lead Independent Trustee receives an additional retainer of $3,500 per calendar quarter.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9.	INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10.	CORONAVIRUS (COVID-19) PANDEMIC:

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

58	Semi-Annual Report | April 30, 2021

Notes to Financial Statements
As of April 30, 2021 (Unaudited)

11.	SUBSEQUENT EVENTS:

Management has evaluated events or transactions from April 30, 2021, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no other subsequent events to report that would have material impact in the Funds’ financial statements.

12.	LIQUIDITY RISK MANAGEMENT PROGRAM:

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of an Administrator, who is responsible for the Program’s administration in conjunction with the Adviser’s Liquidity Risk Committee. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the adequacy and effectiveness of the Program’s operations since its inception (the “Review Period”) and was presented to the Board of Trustees for consideration at its meeting held on May 12, 2021. During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Program has been effectively implemented.

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Oak Associates Funds

Privacy Policy

Oak Associates Funds recognizes and respects the privacy concerns of our shareholders. The Funds collect nonpublic personal information about you in the course of doing business and providing you with individualized service. “Nonpublic personal information” is personally identifiable financial information about you. We do not sell your personal information to anyone and we do not disclose it to anyone except as permitted or required by law or as described in this policy.

INFORMATION WE COLLECT

●	Information we receive from you on applications and other forms (such as your name, birth date, address and social security number);

●	Information about the transactions in your accounts;

●	Information about any bank account you use for transfers between your bank account and your Oak Associates accounts; and

●	Information we receive about you as a result of your inquiries by mail, email and telephone

INFORMATION WE SHARE

Oak Associates Funds only discloses your nonpublic personal information as required or permitted by law. The Funds may disclose this information:

●	So that we may complete transactions you authorize or request; and

●	So that we may provide you with information about Oak Associates Funds products and services; we may disclose information to companies that provide services to us, such as transfer agents or printers and mailers that prepare and distribute materials to you.

INFORMATION SECURITY

Within Oak Associates Funds, access to your information is restricted to the individuals who need to know the information to service your account. Each Fund conducts its business through its trustees, officers and third party service providers, pursuant to agreements with the Fund. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your information. In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with nonaffiliated third parties by that entity.

TO PROTECT YOUR PRIVACY

We recommend that you do not provide your account information or Oak Associates Funds user name or password to anyone. If you become aware of any suspicious activity relating to your account, please contact us immediately at 1-888-462-5386.

QUESTIONS

Should you have any questions regarding the Funds’ Privacy Policy, please call
1-888-462-5386

OAK ASSOCIATES FUNDS

By Mail

Oak Associates Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

●	Trade Online

●	Access and Update Account Information

●	Go Paperless with eDelivery

●	View and download account history

●	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund monthly on Form N-PORT, with every third month made available to the public by the Commission sixty days after the end of the Funds’ fiscal quarter.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Oak Funds-SAR-21

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	6/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	6/28/2021

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/28/2021